Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Deferred tax assets
Tax losses	$ 69,620	$ 71,916
Other temporary differences	10,671	8,248
Total deferred tax assets	80,291	80,164
Deferred tax liabilities
Intangible assets	80,291	80,164
Total deferred tax liabilities	$ 80,291	$ 80,164